Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred
Federal			$ 11,444
State			1,406
Deferred income taxes	$ 9,964		12,850
Income tax expense	10,786		12,850
Reconciliation of income tax expense (benefit)
Income (loss) before income taxes	47,652	$ 32,444	275,194	$ 108,459	$ (23,930)
Income tax expense (benefit) at federal statutory rate			57,791	22,776	(5,025)
Net (income) loss prior to Business Combination - non taxable			(46,051)	$ (22,776)	$ 5,025
State income taxes, net of federal benefit			1,110
Income tax expense	$ 10,786		$ 12,850
Effective tax rate	22.60%		4.70%	0.00%	0.00%
Deferred tax assets
Net operating loss carryforwards			$ 11,500
Asset retirement obligation			1,128
Other deductible temporary difference			88
Total deferred tax assets			12,716
Net deferred tax assets			12,716
Deferred tax liabilities
Property, plant and equipment			(102,112)
Unrealized derivatives			(2,196)
Total deferred tax liabilities			(104,308)
Net deferred tax liabilities	$ (101,522)		$ (91,592)